Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Prepaid expenses	$ 22	$ 30
Government institutions	22	40
Grant Receivable	29
Related parties	3	11
Total Accounts Receivable	$ 76	$ 81